Other long-term liabilities (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	$ 153,872,000	$ 137,450,000
Deferred compensation plan liabilities	139,317,000	124,447,000
Other	47,984,000	39,185,000
Other long-term liabilities	$ 341,173,000	$ 301,082,000